Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 157	$ 310,315	$ 2,972	$ 313,444
Entity Level Payment US [Member]
Total	$ 157			157
NM - Permian Basin [Member]
Total		$ 310,315	$ 2,972	$ 313,287